Earnings Per Share (Details) - Schedule of Income and Share Data Used in Calculation of Basic and Diluted Earnings Per Share - MXN ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income and Share Data Used in Calculation of Basic and Diluted Earnings Per Share [Line Items]
Attributable to Owners of the Group	$ 1,049,461	$ 872,557	$ 1,751,645
Shares (in thousands of shares)
Basic	37,244	37,256	36,974
Diluted	37,265	37,277	37,337
Basic and diluted earnings per share:
Basic earnings per share (pesos per share)	$ 28.18	$ 23.42	$ 47.38
Diluted earnings per share (pesos per share)	$ 28.16	$ 23.41	$ 46.91